Reserves - Roll Forward of Short Duration Claims and Benefits Payable Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Balance at the beginning of the period, gross of reinsurance	$ 89.3	$ 96.7	$ 107.1
Less: Reinsurance ceded and other	(89.2)	(96.5)	(42.5)
Balance at the beginning of the period, net of reinsurance	0.1	0.2	64.6
Incurred losses and loss adjustment expenses related to:
Current Year	0.2	0.3	5.6
Prior year's interest	0.0	0.0	0.5
Prior years	0.0	0.0	(2.9)
Total incurred losses and loss adjustment expenses	0.2	0.3	3.2
Paid losses and loss adjustment expenses related to:
Current year	0.2	0.3	5.5
Prior year(s)	0.0	0.1	62.1
Total paid losses and loss adjustment expenses	0.2	0.4	67.6
Balance at the end of the period, net of reinsurance	0.1	0.1	0.2
Plus: Reinsurance ceded and other	94.3	89.2	96.5
Balance at the end of the period, gross of reinsurance	$ 94.4	$ 89.3	$ 96.7